Dividends on ordinary shares	6 Months Ended
Jun. 30, 2019
Dividends on ordinary shares [abstract]
Dividends on ordinary shares

5. Dividends on ordinary shares

	Half year ended 30.06.19	Half year ended 30.06.18

Dividends paid during the period	£m	£m
Ordinary shares[1]	-	14,168
Preference shares	27	106
Total	27	14,274

  H118 included the dividend in specie of £14bn paid to Barclays PLC for transferring the equity ownership in Barclays Bank UK PLC.

A half year dividend for 2019 of £233m will be paid on 16 September 2019.